Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Others		¥ 4,031
Property and equipment, gross		130,927	¥ 49,786
Less: accumulated depreciation		(43,508)	(17,471)
Property and equipment, net	$ 12,715	87,419	32,315
Servers Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		¥ 126,896	¥ 49,786